ASSETS UNDER DEVELOPMENT - Commitments (Details) - Engineering, Procurement and Construction Agreement. MKII EPC $ in Thousands	Dec. 31, 2024 USD ($)
Other non-current assets:
2025	$ 669,521
2026	435,341
2027	422,050
2028	267,530
Total	$ 1,794,442